Right of use assets (Tables)	12 Months Ended
Jun. 30, 2026
Right Of Use Assets
Schedule of right of use assets

	2026	2026	2025
	US$	S$	S$

Cost
At beginning of financial year	6,809,333	8,660,790	2,753,093
Additions	3,222,725	4,170,528	3,275,940
Acquisition	-	-	4,825,203
Written off	(836,610)	(1,073,896)	(3,966,296)
Fair value reserve	-	-	1,772,850
Currency translation differences	(110,043)	-	-
At end of financial year	9,085,405	11,757,422	8,660,790

Accumulated Depreciation
At beginning of financial year	2,918,011	3,711,418	2,729,633
Acquisition	-	-	3,691,417
Depreciation	2,761,485	3,544,719	1,073,469
Written off	(632,728)	(812,187)	(3,783,101)
Currency translation differences	(67,284)	-	-
At end of financial year	4,979,484	6,443,950	3,711,418

Carrying amount	4,105,921	5,313,472	4,949,372